Quarterly Holdings Report
for
Fidelity® Disruptive Communications Fund
August 31, 2022
DSC-NPRT1-1022
1.9897381.102
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 55.6%
Diversified Telecommunication Services - 4.6%
Cellnex Telecom SA (a)	28,261	1,100,561
Liberty Global PLC Class A (b)	26,789	541,138
Liberty Latin America Ltd. Class C (b)	46,406	323,450
		1,965,149
Entertainment - 11.8%
Activision Blizzard, Inc.	46,379	3,640,288
Netflix, Inc. (b)	3,004	671,574
Sea Ltd. ADR (b)	12,819	794,778
		5,106,640
Interactive Media & Services - 21.3%
Alphabet, Inc. Class A (b)	28,033	3,033,731
Angi, Inc. (b)(c)	155,463	631,180
Bumble, Inc. (b)	15,158	379,708
Meta Platforms, Inc. Class A (b)	12,469	2,031,574
Snap, Inc. Class A (b)	57,886	629,800
Tencent Holdings Ltd.	18,168	750,898
Twitter, Inc. (b)	44,675	1,731,156
		9,188,047
Media - 7.4%
DISH Network Corp. Class A (b)	66,384	1,151,762
Liberty Broadband Corp. Class A (b)	20,329	2,049,570
		3,201,332
Wireless Telecommunication Services - 10.5%
T-Mobile U.S., Inc. (b)	31,566	4,544,241
TOTAL COMMUNICATION SERVICES		24,005,409
CONSUMER DISCRETIONARY - 9.3%
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (b)	18,755	2,377,571
Doordash, Inc. (b)	3,397	203,480
Rakuten Group, Inc.	122,011	592,151
Uber Technologies, Inc. (b)	28,563	821,472
		3,994,674
ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Reliance Industries Ltd. sponsored GDR (a)(b)	23,267	1,533,295
INDUSTRIALS - 1.7%
Construction & Engineering - 1.7%
Dycom Industries, Inc. (b)	6,438	721,829
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 6.8%
Arista Networks, Inc. (b)	24,403	2,925,432
IT Services - 3.2%
Akamai Technologies, Inc. (b)	7,512	678,183
Cloudflare, Inc. (b)	3,910	244,649
Twilio, Inc. Class A (b)	6,774	471,335
		1,394,167
Semiconductors & Semiconductor Equipment - 8.4%
Impinj, Inc. (b)	5,715	510,235
NVIDIA Corp.	9,497	1,433,477
NXP Semiconductors NV	3,407	560,724
onsemi (b)	9,129	627,801
Renesas Electronics Corp. (b)	52,728	499,258
		3,631,495
Software - 4.5%
RingCentral, Inc. (b)	4,322	186,019
Unity Software, Inc. (b)(c)	4,898	209,243
Zscaler, Inc. (b)	9,612	1,530,615
		1,925,877
TOTAL INFORMATION TECHNOLOGY		9,876,971
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
American Tower Corp.	11,966	3,039,962
TOTAL COMMON STOCKS (Cost $50,670,971)		43,172,140

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	25,457	25,462
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	413,609	413,650
TOTAL MONEY MARKET FUNDS (Cost $439,112)		439,112

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $51,110,083)	43,611,252
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(447,537)
NET ASSETS - 100.0%	43,163,715

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,633,856 or 6.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	895	1,189,626	1,165,059	597	-	-	25,462	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	-	4,013,550	3,599,900	101	-	-	413,650	0.0%
Total	895	5,203,176	4,764,959	698	-	-	439,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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